[Letterhead of Wilson Sonsini Goodrich & Rosati]

February 10, 2006

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Registration Statement on Form S-1 for Luna Innovations Incorporated

Ladies and Gentlemen:

Transmitted herewith is a Registration Statement on Form S-1 (the “Form S-1”), together with certain exhibits thereto, to be filed pursuant to the Securities Act of 1933, as amended (the “Act”), by Luna Innovations Incorporated, a Delaware corporation (“Luna”). The Form S-1 registers shares of Luna’s Common Stock to be offered in an initial public offering by Luna. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Luna for five years. In payment of the registration fee, the amount of $6,152.50 was transferred to the Commission’s account by federal wire transfer as required pursuant to Rule 13(c) of Regulation S-T.

We respectfully request your providing us with a letter of comments respecting the Form S-1 at your earliest convenience.

Pursuant to Rule 461(a) of the Act, Luna hereby notifies you that it intends to request acceleration of effectiveness of the Form S-1 orally and that Luna and the underwriters are aware of their obligations under the Act.

If you should have any questions regarding the above or the Form S-1, please do not hesitate to call the undersigned, Trevor J. Chaplick, or Mark R. Fitzgerald of our office at (703) 734-3100. We look forward to hearing from you soon.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Trevor J. Chaplick

Trevor J. Chaplick, Esq.

cc: Scott A. Graeff
Aaron S. Hullman, Esq.
Luna Innovations Incorporated

Mark R. Fitzgerald, Esq.

Wilson Sonsini Goodrich & Rosati, Professional Corporation